Derivative Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivative Financial Instruments
(32)	DERIVATIVE FINANCIAL INSTRUMENTS

The Group is exposed to certain risks relating to its ongoing business operation in the PRC. The primary risks are foreign currencies risks and interest rate risks, which are managed by using derivative instruments.

The Company’s principal operating subsidiaries are located in the PRC with the Renminbi being their functional currency. The Company’s PRC operating subsidiaries make sales, purchases and capital expenditures and obtain bank borrowings in currencies other than Renminbi, which primarily are in U.S. dollars. Historically, the required payments in U.S. dollars resulting from purchases, capital expenditure and bank borrowings have exceeded receipts in U.S. dollars resulting from sales. Any appreciation of the U.S. dollar against the Renminbi will generally result in foreign exchange losses and adversely affect the Group’s net income. With an aim to reduce its risk exposure, the Company may enter into forward contracts with the same financial institutions to forward purchase U.S. dollars when it obtains certain bank borrowings denominated in U.S. dollars through its PRC operating subsidiaries. During the years ended December 31, 2012, 2013 and 2014, the Group did not enter into any foreign exchange forward contracts.

The Group’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its business operation and expansion, the Company’s PRC operating subsidiaries will obtain short-term and long-term bank borrowings. As of December 31, 2014, the Group had outstanding bank borrowings of US$2,839,331 in total, of which US$614,173 carry variable interest rates with effective interest rates ranging from 3.6% to 6.7% per annum as of December 31, 2014. Interest expenses on these bank borrowings may increase as a result of change in market interest rates. With an aim to reduce its interest rate exposure, the Group may, from time to time, enter into interest rate swap contracts with financial institutions in the PRC. As of December 31, 2014, the Group had an outstanding interest rate swap contract with notional amount of US$100,000.

The derivative instruments relating to the interest rate swap contracts entered by the Group did not meet the conditions specified to qualify for hedge accounting. These derivative financial instruments were initially recognized in the balance sheet at fair value and subsequently re-measured to their fair value with changes in fair value included in determination of net income (loss).

The location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2013 and 2014 are as follows:

	Asset derivatives				Liability derivatives
	December 31, 2013		December 31, 2014		December 31, 2013		December 31, 2014
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments under ASC 815
– Interest rate swap contracts	0	0		0	Other financial liabilities	(3,163)	Other financial liabilities	(2,334)
– Interest rate swap contracts	0	0		0	Other liabilities	(3,125)	Other liabilities	(1,030)

Total derivatives		0		0		(6,288)		(3,364)

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014 are as follows:

Derivatives not designated as hedging instruments under ASC 815	Location of (loss) gain recognized in income (expenses) on derivatives	Amount of (loss) gain recognized in (expenses) income on derivatives
		Year ended December 31,
		2012	2013	2014
Interest rate swap contracts	Interest (expenses)/income	(10,154)	(27)	236

Total		(10,154)	(27)	236

The Group’s derivatives instruments outstanding as of December 31, 2014 do not contain any credit-risk-related contingent features.